CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2016	Jun. 30, 2015
ASSETS
Cash and due from financial institutions	$ 4,297	$ 3,864
Interest-bearing demand deposits	8,811	9,771
Cash and cash equivalents	13,108	13,635
Time deposits in other financial institutions	3,711	0
Securities available for sale	134	159
Securities held-to-maturity, at amortized cost- approximate fair value of $4,151 and $6,534 at June 30, 2016 and 2015, respectively	4,079	6,423
Loans held for sale	0	100
Loans, net of allowance of $1,515 and $1,568 at June 30, 2016 and 2015, respectively	238,468	243,815
Real estate owned, net	527	1,593
Premises and equipment, net	6,022	5,235
Federal Home Loan Bank stock, at cost	6,482	6,482
Accrued interest receivable	710	725
Bank-owned life insurance	3,064	2,971
Goodwill	14,507	14,507
Prepaid federal income taxes	93	0
Prepaid expenses and other assets	966	653
Total assets	291,871	296,298
LIABILITIES AND SHAREHOLDERS’ EQUITY
Deposits	188,572	199,701
Federal Home Loan Bank advances	33,211	26,635
Advances by borrowers for taxes and insurance	741	699
Accrued interest payable	22	32
Accrued federal income taxes	0	78
Deferred federal income taxes	642	569
Deferred revenue	595	610
Other liabilities	573	661
Total liabilities	224,356	228,985
Commitments and contingencies
Shareholders’ equity
Preferred stock, 500,000 shares authorized, $.01 par value; no shares issued and outstanding	0	0
Common stock, 20,000,000 shares authorized, $.01 par value; 8,596,064 shares issued	86	86
Additional paid-in capital	34,639	34,638
Retained earnings	34,732	34,711
Unearned employee stock ownership plan (ESOP)	(1,036)	(1,223)
Treasury shares at cost, 112,563 common shares at June 30, 2016 and 2015	(937)	(937)
Accumulated other comprehensive income	31	38
Total shareholders’ equity	67,515	67,313
Total liabilities and shareholders’ equity	$ 291,871	$ 296,298